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SUPPLEMENT DATED FEBRUARY 1, 2000 TO THE PROSPECTUS DATED
MAY 3, 1999

MINNESOTA LIFE VARIABLE LIFE ACCOUNT

The above prospectus is supplemented by the addition of the following underlying funds as investment options:

      Fidelity Variable Insurance Products Funds -- Mid Cap Portfolio, Service Class 2 Shares

      Fidelity Variable Insurance Products Funds -- Contrafund Portfolio, Service Class 2 Shares

      Fidelity Variable Insurance Products Funds -- Equity-Income Portfolio, Service Class 2 Shares

Fidelity Management & Research serves as the investment adviser to all three of the above portfolios.

      Janus Aspen Series -- Capital Appreciation Portfolio, Service Shares

      Janus Aspen Series -- International Growth Portfolio, Service Shares

Janus Capital serves as the investment adviser to both of the above portfolios.

Information specific to each of the above Funds may be found in a separate prospectus. You may request a prospectus by contacting your representative or by calling 1-800-995-3850.

The table entitled "Fund Annual Expenses" is supplemented as follows:

                                                                          Total annual
                                                                              fund
                                                                           operating                    Total annual
                                                                            expenses        Total      fund operating
                                                                            without        waivers      expenses with
                                 Management     Other     Distribution     waivers or        and         waivers or
                                     fee       expenses   (12b-1) fees   reduction (3)    reductions   reductions (3)
                                 -----------   --------   ------------   --------------   ----------   ---------------
Fidelity Variable Insurance
  Products Funds:
  VIP Mid Cap Portfolio:
   Service Class 2 (1)              0.59%(4)     0.41%(4)     0.25%           1.25%            --           1.25%
  VIP Contrafund Portfolio:
   Service Class 2 (1)              0.59%        0.11%        0.25%           0.95%            --           0.95%
  VIP Equity-Income Portfolio:
   Service Class 2 (1)              0.49%        0.09%        0.25%           0.83%            --           0.83%

Janus Aspen Series:
  Capital Appreciation
   Portfolio --
   Service Shares (2)               0.73%        0.04%        0.25%           1.02%          0.07%          0.95%
  International Growth
   Portfolio --
   Service Shares (2)               0.72%        0.09%        0.25%           1.06%          0.06%          1.00%

(1) Invests in Service Class 2 Shares which have a distribution plan or Rule 12b-1 Plan which is described in the Fund's prospectus.

(2) Invests in Aspen Series Service Shares which have a distribution plan or Rule 12b-1 Plan which is described in the Fund's prospectus.

(3) The Fund's Adviser has voluntarily agreed to waive certain expenses of the Portfolios. The waiver arrangements are described in the Fund's prospectus.

(4) Fee amount is based upon an estimate of fund expenses since the Portfolio's inception was 12/28/99.

Investors should retain this supplement for future reference.

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F. 54547 2-2000 -- VAL, VAL-SD